PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2021
PROPERTY, PLANT AND EQUIPMENT
Summary of property, plant and equipment
A summary of property, plant and equipment is as follows:

	June 30,
	2020	2021
Buildings	$67,520	$73,617
Machinery	12,941	15,110
Software	14,222	16,294
Vehicles	4,675	4,860
Electronic and other equipment	36,647	41,154
Construction in progress	8,553	22,434

	$144,558	$173,469
Less: Accumulated depreciation and impairment	(66,508)	(79,423)

	$78,050	$94,046

Schedule of Assets leased to others under operating leases
The Company has entered into operating lease contracts related to certain buildings owned with carrying amounts as shown below:

	June 30,
	2020	2021
Buildings leased to others - at original cost	$21,467	$23,491
Less: Accumulated depreciation	(6,605)	(7,950)

Buildings leased to others - net	$14,862	$15,541